Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Director stock purchase plan and dividend reinvestment program number of shares	79,460	60,212
Common Stock
Director stock purchase plan and dividend reinvestment program number of shares	79,460	60,212